SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Financial expenses (income), net	$ (26,330)	$ 6,451	$ 28,825	$ 16,609	$ 12,489
Share-based compensation to employees and service providers	849	2,924	5,675	10,212	4,202
Depreciation	1,055	1,154	2,136	1,914	1,710
Amortization and impairment of intangible assets	530	2,900	6,018	16,235	7,035
Gain from early termination of leases	694
Other income	42,993
Comprehensive income (loss)	51,002	(32,239)	(71,669)	(97,744)	(76,173)
Licensing revenues	0	2,000	2,000
Commercial Operations
Disclosure of operating segments [line items]
Adjusted EBITDA	(11,031)	(12,190)	(16,595)	(15,527)	(27,236)
Research and Development
Disclosure of operating segments [line items]
Adjusted EBITDA	$ (5,550)	$ (6,620)	(12,420)	$ (37,247)	$ (23,501)
Licensing revenues			$ 2,000